Summary of Principal Accounting Policies - Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Allowance for doubtful accounts
Balance at beginning of the year	¥ 458
Provisions	(424)	$ (61)	¥ 112,959	¥ 8,083
Write off			10,800
Reversal			5,863
Balance at end of the year	3,647		458
Amount Due From Related Party
Allowance for doubtful accounts
Balance at beginning of the year	30,128		4,006
Provisions	544		26,122	4,006
Write off	(544)
Reversal	(5,471)
Foreign currency adjustments	1,009
Balance at end of the year	25,666		30,128	4,006
Accounts Receivable
Allowance for doubtful accounts
Balance at beginning of the year	458
Provisions	3,905		458	29
Write off	(138)			¥ (29)
Reversal	(578)
Balance at end of the year	3,647		458
Other Financial Receivables
Allowance for doubtful accounts
Balance at beginning of the year	4,000
Provisions	495		4,000
Write off	¥ (4,495)
Balance at end of the year			¥ 4,000